Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [line items]
Summary of Provisions

	2022	2021
(in $ millions)	$	$
Site restoration	24	21
Legal	32	32
	56	53

	2022	2021
(in $ millions)	$	$
Non-current	18	18
Current	38	35
	56	53

Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Summary Of Movement In Provision For Site Restoration And Legal Charges
i)
Site restoration

	2022	2021
(in $ millions)	$	$
Balance at January 1	21	6
Provisions made during the year	2	18
Provisions reversed during the year	(1)	(3)
Effect of movements in exchange rates	2	—
Balance at December 31	24	21

Legal proceedings provision [member]
Disclosure of other provisions [line items]
Summary Of Movement In Provision For Site Restoration And Legal Charges
ii)
Legal

	2022	2021
(in $ millions)	$	$
Balance at January 1	32	32
Provisions made during the year	*	1
Provisions reversed during the year	*	—
Effect of movements in exchange rates	*	(1)
Balance at December 31	32	32

* Amounts less than $1 million